Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets
Beginning balance	€ 11,525	€ 10,941
Additions to right-of-use assets	1,612	2,568
Transfer	(144)	(17)
Disposal of right-of-use assets	(4)
Depreciation	(2,977)	(1,941)	€ (1,631)
Indexation impact	488	(26)
Ending balance	10,499	11,525	10,941
Rights to land and buildings including leasehold improvements [Member]
Disclosure of quantitative information about right-of-use assets
Beginning balance	10,910	10,375
Additions to right-of-use assets	1,526	2,369
Depreciation	(2,889)	(1,808)
Indexation impact	488	(26)
Ending balance	10,034	10,910	10,375
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets
Beginning balance	43	77
Additions to right-of-use assets	63
Disposal of right-of-use assets	(3)
Depreciation	(49)	(34)
Ending balance	54	43	77
Property, plant and equipment
Disclosure of quantitative information about right-of-use assets
Beginning balance	428	461
Additions to right-of-use assets	23	29
Transfer		(17)
Disposal of right-of-use assets	(1)
Depreciation	(39)	(45)
Ending balance	411	428	461
Office and other equipment [Member]
Disclosure of quantitative information about right-of-use assets
Beginning balance	144	28
Additions to right-of-use assets		170
Transfer	€ (144)
Depreciation		(54)
Ending balance		€ 144	€ 28